INCOME TAXES	12 Months Ended
Nov. 30, 2023
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

19. INCOME TAXES

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statement of operations and comprehensive loss for the years ended November 30, 2023, 2022 and 2021:

	2023	2022	2021
Net loss before tax and comprehensive loss	$(608,928)	$(2,667,798)	$(4,974,834)
Statutory tax rate	27%	27%	27%
Expected income tax (recovery)	$(164,000)	$(720,000)	$(1,343,000)
Permanent differences	(185,000)	617,000	985,000
Non-deductible items and others	1,848,000	1,436,000	1,331,000
Share issuance costs	63,000	-	-
Change in deferred tax assets not recognized	(1,562,000)	(1,333,000)	(973,000)
Income tax expense (recovery)	$-	$-	$-

Significant components of the Company's unrecognized deferred tax assets (liabilities) for the years ended November 30, 2023, and 2022 are shown below:

	2023	2022
Non-capital losses	$1,745,000	$1,367,000
Capital losses	21,000	21,000
Share issuance costs	82,000	48,000
Unrecognized deferred tax assets	(1,848,000)	(1,436,000)
Net deferred tax assets	$-	$-

Non-capital losses carryforward

The Company has non-capital loss carryforwards and net operating losses, for which no deferred tax asset has been recognized of approximately $6,464,410 (2022 - $5,061,190) which may be carried forward to apply against future income of the Company, subject to the final determination by taxation authorities, expiring in the following years:

Expiry	November 30, 2023
2038	$675,203
2039	941,464
2040	1,561,728
2041	1,412,265
2042	470,530
2043	1,403,221
Total	$6,464,410